Trade and other payables	6 Months Ended
Dec. 31, 2024
Trade and other payables
Trade and other payables
13.	Trade and other payables

	December 31,	June 30,
	2024	2024
	US$	US$
Trade
- Third parties	762,950	27,754

Non-trade
- Third parties	74,978	88,908
Accrued expenses	1,002,875	831,174
	1,840,803	947,836

Trade payables are non-interest bearing and are generally on 30 (June 30, 2024: 30) days’ credit terms.

The currency profiles of the Group’s trade and other payables as at the end of each reporting period are as follows:

	December 31,	June 30,
	2024	2024
	US$	US$
United States Dollar	1,004,554	436,694
Singapore Dollar	835,532	461,018
Hong Kong Dollar	717	50,124
	1,840,803	947,836